Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 18,252	$ 10,981	$ 30,058
Performance obligations satisfied in prior periods	0	0
At One Point in Time
Revenue
Total revenue	14,706	10,976	30,058
Over Time
Revenue
Total revenue	3,546	5
Semiconductors Segment
Revenue
Total revenue	14,651	10,981	30,058
Semiconductors Segment | Secure Chips
Revenue
Total revenue	14,329	10,937	30,044
Semiconductors Segment | Certificates
Revenue
Total revenue	322	44	14
Semiconductors Segment | At One Point in Time
Revenue
Total revenue	14,627	10,976	30,058
Semiconductors Segment | At One Point in Time | Secure Chips
Revenue
Total revenue	14,329	10,937	30,044
Semiconductors Segment | At One Point in Time | Certificates
Revenue
Total revenue	298	39	$ 14
Semiconductors Segment | Over Time
Revenue
Total revenue	24	5
Semiconductors Segment | Over Time | Certificates
Revenue
Total revenue	24	$ 5
ASIC Segment
Revenue
Total revenue	3,601
ASIC Segment | ASIC Design
Revenue
Total revenue	3,522
ASIC Segment | ASIC Production
Revenue
Total revenue	79
ASIC Segment | At One Point in Time
Revenue
Total revenue	79
ASIC Segment | At One Point in Time | ASIC Production
Revenue
Total revenue	79
ASIC Segment | Over Time
Revenue
Total revenue	3,522
ASIC Segment | Over Time | ASIC Design
Revenue
Total revenue	$ 3,522